CRYPTOCURRENCIES - Additional Information (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2021 item	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2022 USD ($)
Number of bitcoin owned		542
Number of bitcoin pledged		70
Number of tether owned		4,210
Filecoin Mining
Number of Cryptocurrency Units Owned		48,800
Number of bitcoin owned		110
Number of tether owned		1,500,000
Bitcoins
Number of pledged bitcoins released		0
Value of pledged bitcoins		¥ 7.8	$ 1.1
Ethereum [Member]
Number of Cryptocurrency Units Owned		706
Filecoin [Member]
Number of Cryptocurrency Units Owned		39,152
Number of pledged bitcoins released		0
Value of pledged bitcoins		¥ 0.6	$ 0.1
Under Pledge
Number of bitcoin owned	70
Released from pledge
Number of bitcoin owned	40
Number of tether owned	1,500,000